Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Reconciliation between standard and effective income tax:
Result before tax from continuing operations	€ (1,543)	€ 1,164	€ (958)
Income tax calculated using weighted average applicable statutory tax rates	(329)	231	(218)
Difference due to the effects of:
Non-taxable income	(116)	(57)	(54)
Non-tax deductible expenses	12	21	21
Changes in tax rate/base	(2)	(39)	(11)
Different tax rates on overseas earnings	3
Tax credits	(43)	(48)	(57)
Other taxes	(46)	38	(2)
Adjustments to prior years	12	(15)	(12)
Change in uncertain tax positions	0	(16)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	8	(5)	12
Non-recognition of deferred tax assets	9	9	7
Tax effect of (profit) / losses from joint ventures and associates	(19)	(18)	(17)
Other	(8)	(5)	(4)
Differences due to the effects of	(189)	(136)	(118)
Income tax for the period (result) / charge	€ (518)	€ 95	€ (336)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.